SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Initial Application of New or Amended Standards During the Reporting Periods (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jan. 01, 2024
Amendments to IAS 1, Classification of Debt with Covenants [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IAS 1, Classification of Debt with Covenants
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jan. 01, 2024
Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-Lessee [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-lessee
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jan. 01, 2024
Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jan. 01, 2024